PROPERTY AND EQUIPMENT	9 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	December 31, 2025	March 31, 2025
Equipment	3,047	-
Hardware	1,000,000	-
Less: accumulated depreciation	(50,217)	-
Property, plant and equipment, net	$952,830	$-

During the nine months ended December 31, 2025 and 2024, the Company incurred depreciation expense of $50,217 and nil, respectively.